Schedule of Investments (unaudited)
March 31, 2023
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
Airbus SE	158,560	$ 21,178,467
L3Harris Technologies, Inc.	179,750	35,274,140
		56,452,607
Automobiles — 2.1%
General Motors Co.	1,103,610	40,480,415
Banks — 9.6%
Citigroup, Inc.	1,218,773	57,148,266
Citizens Financial Group, Inc.	894,510	27,166,269
First Citizens BancShares, Inc., Class A	44,197	43,008,100
Wells Fargo & Co.	1,536,410	57,431,006
		184,753,641
Broadline Retail — 1.2%
Alibaba Group Holding Ltd., ADR(a)	220,900	22,571,562
Capital Markets — 1.9%
Carlyle Group, Inc.	1,183,570	36,761,684
Chemicals — 1.8%
Axalta Coating Systems Ltd.(a)(b)	1,164,360	35,268,464
Communications Equipment — 2.3%
Ciena Corp.(a)	375,960	19,745,419
Cisco Systems, Inc.	475,426	24,852,894
		44,598,313
Consumer Staples Distribution & Retail — 2.3%
Dollar Tree, Inc.(a)	305,657	43,877,062
Containers & Packaging — 1.8%
Sealed Air Corp.	763,015	35,030,019
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	1,150,820	44,755,390
Financial Services — 2.0%
Fidelity National Information Services, Inc.	696,820	37,858,231
Food Products — 2.5%
Kraft Heinz Co.	1,246,100	48,186,687
Health Care Equipment & Supplies — 7.6%
Baxter International, Inc.	1,235,080	50,094,845
Medtronic PLC	678,360	54,689,383
Zimmer Biomet Holdings, Inc.	323,846	41,840,903
		146,625,131
Health Care Providers & Services — 8.9%
Cardinal Health, Inc.	490,793	37,054,872
Cigna Group	146,424	37,415,725
Humana, Inc.	56,657	27,504,707
Laboratory Corp. of America Holdings	215,734	49,493,694
Tenet Healthcare Corp.(a)	327,690	19,471,340
		170,940,338
Household Durables — 1.8%
Panasonic Holdings Corp.	3,808,000	34,070,616
Insurance — 5.4%
American International Group, Inc.	649,536	32,710,633
Fidelity National Financial, Inc., Class A	1,194,720	41,731,570
Willis Towers Watson PLC	127,600	29,651,688
		104,093,891
Security	Shares	Value
Interactive Media & Services — 4.2%
Alphabet, Inc., Class A(a)	237,960	$ 24,683,591
Meta Platforms, Inc., Class A(a)	263,710	55,890,697
		80,574,288
IT Services — 2.4%
Cognizant Technology Solutions Corp., Class A	766,870	46,725,389
Machinery — 2.0%
Komatsu Ltd.	1,530,900	38,004,807
Media — 2.6%
Comcast Corp., Class A	1,298,090	49,210,592
Multi-Utilities — 2.2%
Public Service Enterprise Group, Inc.	671,330	41,924,559
Oil, Gas & Consumable Fuels — 8.6%
BP PLC, ADR	1,573,588	59,701,929
Enterprise Products Partners LP	1,535,080	39,758,572
EQT Corp.	675,355	21,550,578
Shell PLC	1,543,280	43,981,321
		164,992,400
Personal Care Products — 2.4%
Unilever PLC, ADR	870,727	45,216,853
Pharmaceuticals — 4.3%
Bayer AG, Registered Shares	622,430	39,761,831
Sanofi, ADR	779,041	42,395,411
		82,157,242
Professional Services — 3.6%
Dun & Bradstreet Holdings, Inc.	2,137,650	25,096,011
SS&C Technologies Holdings, Inc.	783,851	44,264,066
		69,360,077
Technology Hardware, Storage & Peripherals — 3.9%
Samsung Electronics Co. Ltd.	863,260	42,689,037
Western Digital Corp.(a)	829,340	31,241,238
		73,930,275
Textiles, Apparel & Luxury Goods — 3.5%
Gildan Activewear, Inc.	1,229,230	40,798,144
Ralph Lauren Corp., Class A	217,179	25,338,274
		66,136,418
Tobacco — 1.9%
British American Tobacco PLC, ADR	1,008,070	35,403,418
Total Common Stocks — 98.0% (Cost: $1,764,007,763)		1,879,960,369
Investment Companies
Equity Funds — 1.0%
SPDR S&P Biotech ETF(a)(b)	263,400	20,073,714
Total Investment Companies — 1.0% (Cost: $20,187,969)		20,073,714
Total Long-Term Investments — 99.0% (Cost: $1,784,195,732)		1,900,034,083

Schedule of Investments (unaudited)  (continued)
March 31, 2023
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(c)(d)	16,308,464	$ 16,308,464
SL Liquidity Series, LLC, Money Market Series, 5.01%(c)(d)(e)	20,146,396	20,146,396
Total Short-Term Securities — 1.9% (Cost: $36,457,245)		36,454,860
Total Investments — 100.9% (Cost: $1,820,652,977)		1,936,488,943
Liabilities in Excess of Other Assets — (0.9)%		(17,127,890)
Net Assets — 100.0%		$ 1,919,361,053
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 4,002,507	$ 12,305,957(a)	$ —	$ —	$ —	$ 16,308,464	16,308,464	$ 262,648	$ —
SL Liquidity Series, LLC, Money Market Series	8,565,095	11,600,643(a)	—	(16,844)	(2,498)	20,146,396	20,146,396	53,817(b)	—
				$ (16,844)	$ (2,498)	$ 36,454,860		$ 316,465	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
March 31, 2023
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 35,274,140	$ 21,178,467	$ —	$ 56,452,607
Automobiles	40,480,415	—	—	40,480,415
Banks	184,753,641	—	—	184,753,641
Broadline Retail	22,571,562	—	—	22,571,562
Capital Markets	36,761,684	—	—	36,761,684
Chemicals	35,268,464	—	—	35,268,464
Communications Equipment	44,598,313	—	—	44,598,313
Consumer Staples Distribution & Retail	43,877,062	—	—	43,877,062
Containers & Packaging	35,030,019	—	—	35,030,019
Diversified Telecommunication Services	44,755,390	—	—	44,755,390
Financial Services	37,858,231	—	—	37,858,231
Food Products	48,186,687	—	—	48,186,687
Health Care Equipment & Supplies	146,625,131	—	—	146,625,131
Health Care Providers & Services	170,940,338	—	—	170,940,338
Household Durables	—	34,070,616	—	34,070,616
Insurance	104,093,891	—	—	104,093,891
Interactive Media & Services	80,574,288	—	—	80,574,288
IT Services	46,725,389	—	—	46,725,389
Machinery	—	38,004,807	—	38,004,807
Media	49,210,592	—	—	49,210,592
Multi-Utilities	41,924,559	—	—	41,924,559
Oil, Gas & Consumable Fuels	121,011,079	43,981,321	—	164,992,400
Personal Care Products	45,216,853	—	—	45,216,853
Pharmaceuticals	42,395,411	39,761,831	—	82,157,242
Professional Services	69,360,077	—	—	69,360,077
Technology Hardware, Storage & Peripherals	31,241,238	42,689,037	—	73,930,275
Textiles, Apparel & Luxury Goods	66,136,418	—	—	66,136,418
Tobacco	35,403,418	—	—	35,403,418
Investment Companies	20,073,714	—	—	20,073,714
Short-Term Securities
Money Market Funds	16,308,464	—	—	16,308,464
	$ 1,696,656,468	$ 219,686,079	$ —	1,916,342,547
Investments valued at NAV(a)				20,146,396
				$ 1,936,488,943
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
March 31, 2023
BlackRock Large Cap Focus Value Fund, Inc.
Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
LP	Limited Partnership
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
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